U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                             Please print or type.

1.       Name and address of issuer:

         The Lazard Funds, Inc.
         30 Rockefeller Plaza
         New York, NY  10020

2.       Name of each series or class of funds for which this notice is filed:

         Lazard Equity Portfolio
         Lazard International Equity Portfolio
         Lazard International Fixed-Income Portfolio
         Lazard Bond Portfolio
         Lazard Strategic Yield Portfolio
         Lazard Small Cap Portfolio
         Lazard International Small Cap Portfolio
         Lazard Emerging Markets Portfolio
         Lazard Global Equity Portfolio
         Lazard Bantam Value Portfolio

3.       Investment Company Act File Number:  811-6312

         Securities Act File Number:  33-40682

4.       Last day of fiscal year for which this notice is filed:

         December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                           [    ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                      None

 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                      None

9. Number and aggregate sale price of securities sold during the fiscal year:

                  Number:  124,375,866
                  Aggregate sale price:  $1,651,903,331

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                  Number:  124,375,866
                  Aggregate sale price:  $1,651,903,331

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (See Instruction B.7):

                  Number:  13,846,769
                  Aggregate sale price:  $200,293,401

12.      Calculation of registration fee:

         (i)      Aggregate sale price of securities sold
                  during the fiscal year in reliance on
                  rule 24f-2 (from Item 10):                    $1,651,903,331

         (ii)     Aggregate price of shares issued in
                  connection with dividend reinvestment
                  plans (from Item 11, if applicable):         +$  200,293,401

         (iii)    Aggregate price of shares redeemed or
                  repurchased during the fiscal year (if
                  applicable):                                 -$  889,707,618

         (iv)     Aggregate price of shares redeemed or
                  repurchased and previously applied as
                  a reduction to filing fees pursuant to
                  rule 24e-2 (if applicable):                       +        0

         (v)      Net aggregate price of securities sold
                  and issued during the fiscal year in
                  reliance on rule 24f-2 [line (i), plus line
                  (ii), less line (iii), plus line
                  (iv)] (if applicable):                        $  962,489,114

    (vi)          Multiplier prescribed by Section 6(b) of
                  the Securities Act of 1933 or other appli-
                  cable law or regulation (see Instruction C.6):      X 1/3300

   (vii)          Fee due [line (i) or line (v) multiplied by
                  line (vi)]:                                         $291,663



Instruction:      Issuers should complete lines (ii), (iii), (iv), and (v)
                  only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                      [  X  ]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 27, 1997.


                                   SIGNATURES


This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)*                            /S/GUS COUTSOUROS
                                                      Gus Coutsouros, Treasurer

Date:  February 28, 1997

* Please print the name and title of the signing officer below the signature.